EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended May 31, 2016

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	64.97%
From	01-May-16	16-May-16	15-Jun-16	Floating Allocation Percentage at Month-End	35.84%
To	31-May-16	15-Jun-16
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	7/1/2017	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$2,968,036.78
Series Nominal Liquidation Amount	1,114,108,036.78

Required Participation Amount	$1,114,108,036.78		Accumulation Account
Excess Receivables	$1,973,346,742.05		Beginning	-
			Payout	-
Total Collateral	3,087,454,778.84		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	343.05%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	30
	Total Pool		A1 LIBOR	0.434450%
Beginning Gross Principal Pool Balance	$5,338,075,869.92		A1 Applicable Margin	0.400000%
Total Principal Collections	$(1,891,288,547.76)			0.834450%
Investment in New Receivables	$1,879,915,219.79				1.07%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	$(18,107,982.63)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(550,152,610.45)			Actual	Per $1000
Less Servicing Adjustment	$(6,321,545.41)		Interest A1	382,456.25	0.38
Ending Balance	$4,752,120,403.46		Principal A1	-	$0.00

SAP for Next Period	64.97%				0.38

Average Receivable Balance	$4,764,935,642.67			Actual	Per $1000
Monthly Payment Rate	39.69%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	802,456.25	1.069942%
	Total Pool		Servicing Fee	$927,072.11
Total Interest Collections	$12,018,544.55		Excess Cash Flow	1,068,957.64
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$12,018,544.55
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-